Derivative Liability (FY) (Tables)	4 Months Ended	6 Months Ended
	Dec. 31, 2018	Jun. 30, 2019
Derivative Liability [Abstract]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation

The following schedule shows the change in fair value of the derivative liabilities for the period ended December 31, 2018, August 31, 2018 and August 31, 2017:

Derivative
Liability
Liabilities Measured at Fair Value

Balance as of August 31, 2016	$254,952

Issuances	685,139

Redemptions / conversions	(1,015,757)

Revaluation loss	388,544

Balance as of August 31, 2017	$312,878

Issuances	1,565,487

Redemptions / conversions	(1,207,308)

Reclass from sale of discontinued operations	1,601,007

Revaluation loss	45,348

Balance as of August 31, 2018	$2,317,412

Issuances	6,244,548

Redemptions / conversions	-

Revaluation loss	1,135,345

Balance as of December 31, 2018	$7,379,893

Fair Value Measurement Inputs and Valuation Techniques

Derivative liabilities incurred during the period ended August 31, 2018 were valued based upon the following assumptions and key inputs:

	August 31,	August
Assumption	2018	2017
Expected dividends:	0%	0%
Expected volatility:	121.1-246.8%	37.8-276.9%
Expected term (years):	0.21-1.00 years	0.04-0.50 years
Risk free interest rate:	0.97-2.08. %	0.26-0.98%
Stock price	$0.35-1.11	$0.51-1.97

	May 6, 2019	June 30, 2019
Warrant Liability
Stock Price	$6.00	$6.35
Exercise Price	$3.90	$3.90
Remaining term (in years)	1.60 – 1.68	1.45 – 1.53
Volatility	64%	65%
Risk-free interest rate	2.39%	1.98%